Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2019

A.	DATES	Begin	End	# days

1	Payment Date		4/15/2019
2	Collection Period	1/23/2019	3/31/2019	68
3	Monthly Interest Period-Actual	3/13/2019	4/14/2019	33
4	Monthly Interest - Scheduled	3/13/2019	4/14/2019	32

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	95,000,000.00	95,000,000.00	-	-	33,502,437.17	61,497,562.83	0.6473428
6	Class A-2 Notes	288,400,000.00	288,400,000.00	-	-	-	288,400,000.00	1.0000000
7	Class A-3 Notes	288,500,000.00	288,500,000.00	-	-	-	288,500,000.00	1.0000000
8	Class A-4 Notes	100,000,000.00	100,000,000.00	-	-	-	100,000,000.00	1.0000000
9	Total Class A Notes	771,900,000.00	771,900,000.00	-	-	33,502,437.17	738,397,562.83
10	Class B Notes	42,750,000.00	42,750,000.00	-	-	-	42,750,000.00	1.0000000

11	Total Notes	$814,650,000.00	814,650,000.00	$0.00	$0.00	$33,502,437.17	781,147,562.83

	Overcollateralization
12	Exchange Note	57,000,324.07	57,000,324.07				55,575,831.31
13	Series 2019-A Notes	78,355,077.16	78,355,077.16				89,540,460.99

14	Total Overcollateralization	135,355,401.23	135,355,401.23				145,116,292.30
15	Total Target Overcollateralization	$149,625,850.69	149,625,850.69				149,625,850.69

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	2.60455%	226,812.90	2.3875042	33,502,437.17	352.6572334	0.00
17	Class A-2 Notes	2.89000%	740,867.56	2.5688889	0.00	0.0000000	0.00
18	Class A-3 Notes	2.94000%	753,946.67	2.6133333	0.00	0.0000000	0.00
19	Class A-4 Notes	3.01000%	267,555.56	2.6755556	0.00	0.0000000	0.00
20	Total Class A Notes		1,989,182.69	2.5769953	33,502,437.17	43.4025614	0.00
21	Class B Notes	3.24000%	123,120.00	2.8800000	0.00	0.0000000	0.00

22	Totals		2,112,302.69	2.5928960	33,502,437.17	41.1249459	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	893,005,077.16	893,005,077.16	870,688,023.82

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	7.45%	7.45%
25	Aggregate Securitization Value	950,005,401.23	926,263,855.13
26	Aggregate Base Residual Value (Not Discounted)	691,656,548.48	687,112,313.14

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	-	-
28	Turn-in Ratio on Scheduled Terminations			0.00%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	38,473	950,005,401.23
30	Depreciation/Payments		(17,457,688.34)
31	Gross Credit Losses	(38)	(800,565.56)
32	Early Terminations — Regular	(1)	(18,983.56)
33	Scheduled Terminations — Returned	(5)	(119,604.30)
34	Payoff Units & Lease Reversals	(192)	(5,344,704.34)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	38,237	926,263,855.13

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2019

C.	SERVICING FEE

37	Servicing Fee Due	1,794,454.65

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	1,794,454.65

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,750,027.01
41	Beginning Reserve Account Balance	4,750,027.01
42	Ending Reserve Account Balance	4,750,027.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	37,963	99.39%	919,380,024.81
44	31 - 60 Days Delinquent	197	0.51%	5,047,233.50
45	61 - 90 Days Delinquent	34	0.09%	898,518.82
46	91 -120 Days Delinquent	3	0.01%	88,083.63
47	121+ Days Delinquent	-	-	-

48	Total	38,197	100.00%	925,413,860.76

49	Total 61+ Delinquent as % End of Period Securitization Value				0.11%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				0.44%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	6	138,587.86
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(146,813.65)
54	Less: Excess Wear and Tear Received in Current Period		(1,662.83)
55	Less: Excess Mileage Received in Current Period		(723.96)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(10,612.58)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-0.01%
58	Prior Period Net Residual Losses/(Gains) Ratio		N/A
59	Second Prior Period Net Residual Losses/(Gains) Ratio		N/A
60	Third Prior Period Net Residual Losses/(Gains) Ratio		N/A
61	Four Month Average		N/A

62	Beginning Cumulative Net Residual Losses		-
63	Current Period Net Residual Losses		(10,612.58)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(10,612.58)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	38	800,565.56
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(843,983.00)

68	Current Period Net Credit Losses/(Gains)		(43,417.44)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.05%
70	Prior Period Net Credit Losses/(Gains) Ratio		N/A
71	Second Prior Period Net Credit Losses/(Gains) Ratio		N/A
72	Third Prior Period Net Credit Losses/(Gains) Ratio		N/A
73	Four Month Average		N/A

74	Beginning Cumulative Net Credit Losses		-
75	Current Period Net Credit Losses		(43,417.44)

76	Ending Cumulative Net Credit Losses		(43,417.44)

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2019

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	30,650,087.58
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	128,019.87
80	Liquidation Proceeds, Recoveries & Expenses	133,698.64
81	Insurance Proceeds	710,284.36
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	21,180.57
83	Payoff Payments	5,810,176.13
84	All Other Payments Received	-

85	Collected Amounts	37,453,447.15

86	Investment Earnings on Collection Account	39,659.32

87	Total Collected Amounts - Available for Distribution	37,493,106.47

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	1,794,454.65
89	Interest on the Exchange Note - to the Trust Collection Account	2,571,854.62
90	Principal on the Exchange Note - to the Trust Collection Account	22,317,053.34
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,788,643.88
92	Remaining Funds Payable to Trust Collection Account	9,021,099.98

93	Total Distributions	37,493,106.47

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	35,698,651.82

95	Investment Earnings on Reserve Account	5,810.77

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	35,704,462.59

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	89,722.73
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	1,989,182.69
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	123,120.00
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	33,502,437.17
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	-

108	Total Distributions	35,704,462.59

	CREDIT RISK RETENTION INFORMATION

109	The fair value of the Notes and the Certificates on the Closing Date is summarized below. The totals in the table may not sum due to rounding:

			Fair Value	Fair Value
110		Class of Securities	(in millions)	(as a percentage)
111		Class A Notes	$771.84	83.20%
112		Class B Notes	$42.74	4.61%
113		Certificates	$113.14	12.20%
114		Total	$927.73	100.00%

115	The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.